LEASES (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2021	Mar. 25, 2021	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Leases
Lease expiration date				2025-11
Security deposit	$ 182,000			$ 182,000
Lease termination	1,000,000
Net payment for termination fee	818,000
Operating lease, right of use asset	4,512,000	$ 43,000	$ 19,000	40,000	$ 4,839,000
Operating lease liability	5,628,000	43,000	$ 19,000	$ 40,000	$ 6,017,000
Net gain on leases	116,000
Payment of rent	$ 29,000	$ 29,000
Lease Term		Mar. 25, 2022
Lessee finance lease renewal term date		Mar. 25, 2023
Lease expiration date			November 2025